Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 2.80%
American Airlines Series 2014-1 Class A Pass-Through Trust	3.70%	4-1-2028	$237,597	$ 241,471
Avolon Holdings Limited 144A	4.38	5-1-2026	315,000	342,402
British Airways Series 2019-1 Class AA Pass-Through Trust 144A	3.30	6-15-2034	400,439	407,337
Delta Air Lines Series 2019-1 Class AA Pass-Through Trust	3.20	10-25-2025	260,000	274,875
Total Asset-backed securities (Cost $1,235,319)				1,266,085
Corporate bonds and notes: 50.41%
Communication services: 6.34%
Diversified telecommunication services: 4.83%
AT&T Incorporated	3.65	6-1-2051	300,000	311,445
AT&T Incorporated	4.25	3-1-2027	330,000	374,362
T-Mobile USA Incorporated	2.55	2-15-2031	40,000	40,448
T-Mobile USA Incorporated	3.30	2-15-2051	155,000	154,744
T-Mobile USA Incorporated	3.75	4-15-2027	145,000	160,225
Verizon Communications Incorporated	2.88	1-15-2038	200,000	292,049
Verizon Communications Incorporated	3.40	3-22-2041	445,000	470,740
Verizon Communications Incorporated	4.13	8-15-2046	325,000	383,803
				2,187,816
Entertainment: 0.13%
The Walt Disney Company	3.60	1-13-2051	50,000	56,675
Media: 1.38%
Charter Communications Operating LLC	2.80	4-1-2031	90,000	92,008
Charter Communications Operating LLC	4.20	3-15-2028	180,000	203,702
Charter Communications Operating LLC	4.91	7-23-2025	55,000	62,310
Comcast Corporation	3.40	4-1-2030	100,000	110,385
ViacomCBS Incorporated	4.95	1-15-2031	130,000	156,691
				625,096
Consumer discretionary: 2.42%
Automobiles: 0.78%
Ford Motor Company	9.00	4-22-2025	110,000	135,616
General Motors Company	6.13	10-1-2025	185,000	219,003
				354,619
Hotels, restaurants & leisure: 0.69%
Las Vegas Sands Corporation	3.90	8-8-2029	130,000	138,400
McDonald's Corporation	1.45	9-1-2025	130,000	132,572
McDonald's Corporation	4.20	4-1-2050	35,000	42,173
				313,145
Internet & direct marketing retail: 0.29%
Booking Holdings Incorporated	1.80	3-3-2027	100,000	128,488
Specialty retail: 0.41%
Home Depot Incorporated	2.70	4-15-2030	40,000	42,767
TJX Companies Incorporated	1.60	5-15-2031	150,000	144,242
				187,009
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.25%
Ralph Lauren Corporation	2.95%	6-15-2030	$105,000	$ 111,670
Consumer staples: 2.60%
Beverages: 1.16%
Coca-Cola Company	0.13	3-15-2029	200,000	234,153
Keurig Dr Pepper Incorporated	4.60	5-25-2028	250,000	293,525
				527,678
Food products: 0.83%
Mars Incorporated 144A	3.95	4-1-2049	190,000	227,779
Smithfield Foods Incorporated 144A	3.00	10-15-2030	145,000	146,193
				373,972
Tobacco: 0.61%
BAT Capital Corporation	4.54	8-15-2047	260,000	276,490
Energy: 5.13%
Oil, gas & consumable fuels: 5.13%
Energy Transfer Operating Partners LP	3.75	5-15-2030	160,000	173,806
Energy Transfer Operating Partners LP	6.25	4-15-2049	390,000	511,776
Exxon Mobil Corporation	2.61	10-15-2030	260,000	274,038
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	251,109
Marathon Petroleum Corporation	3.80	4-1-2028	220,000	245,014
MPLX LP	4.00	3-15-2028	315,000	351,904
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	126,946
Sabine Pass Liquefaction LLC	5.75	5-15-2024	345,000	387,154
				2,321,747
Financials: 18.05%
Banks: 4.57%
Bank of America Corporation	4.13	1-22-2024	555,000	604,275
Citigroup Incorporated (U.S. SOFR+1.17%) ±	2.56	5-1-2032	170,000	173,052
Citigroup Incorporated	3.30	4-27-2025	520,000	565,386
JPMorgan Chase & Company (U.S. SOFR+1.25%) ±	2.58	4-22-2032	150,000	153,951
JPMorgan Chase & Company (U.S. SOFR+2.52%) ±	2.96	5-13-2031	145,000	152,323
JPMorgan Chase & Company (3 Month LIBOR+1.34%) ±	3.78	2-1-2028	145,000	161,015
Santander Holdings USA Incorporated	4.40	7-13-2027	230,000	258,476
				2,068,478
Capital markets: 7.98%
Belrose Funding Trust 144A	2.33	8-15-2030	185,000	181,294
Blackrock Incorporated	1.90	1-28-2031	35,000	35,021
BP Capital Markets America Incorporated	2.94	6-4-2051	345,000	330,295
Cantor Fitzgerald LP 144A	4.88	5-1-2024	400,000	438,274
Credit Suisse Group AG	3.63	9-9-2024	330,000	358,520
FS KKR Capital Corporation	3.40	1-15-2026	155,000	160,273
Goldman Sachs Group Incorporated	3.63	1-22-2023	440,000	461,916
Intercontinental Exchange Incorporated	3.00	6-15-2050	140,000	137,578
Intercontinental Exchange Incorporated	3.75	12-1-2025	130,000	144,154
Morgan Stanley	3.13	7-27-2026	565,000	612,165
Morgan Stanley	3.70	10-23-2024	310,000	338,210
Raymond James Financial Services Incorporated	4.65	4-1-2030	90,000	107,646
S&P Global Incorporated	1.25	8-15-2030	100,000	94,651
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
S&P Global Incorporated	2.30%	8-15-2060	$90,000	$ 77,088
State Street Corporation	2.40	1-24-2030	130,000	135,381
				3,612,466
Consumer finance: 3.58%
American Express Credit Corporation	3.30	5-3-2027	280,000	309,744
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	290,000	317,613
Aviation Capital Group Corporation 144A	2.88	1-20-2022	260,000	262,642
Aviation Capital Group Corporation 144A	5.50	12-15-2024	305,000	344,751
Hyundai Capital America Corporation 144A	1.80	10-15-2025	295,000	299,315
Hyundai Capital America Corporation 144A	1.80	1-10-2028	85,000	84,239
				1,618,304
Insurance: 1.92%
American International Group Incorporated	4.75	4-1-2048	440,000	559,188
Berkshire Hathaway Incorporated	2.38	6-19-2039	100,000	148,501
Brighthouse Financial Incorporated	4.70	6-22-2047	99,000	109,952
Unum Group	4.50	12-15-2049	50,000	53,016
				870,657
Health care: 3.02%
Biotechnology: 0.95%
AbbVie Incorporated	2.60	11-21-2024	240,000	253,067
AbbVie Incorporated	4.25	11-21-2049	145,000	173,785
				426,852
Health care providers & services: 1.16%
Anthem Incorporated	2.25	5-15-2030	20,000	20,172
CVS Health Corporation	4.25	4-1-2050	110,000	130,390
CVS Health Corporation	4.30	3-25-2028	67,000	76,977
Magellan Health Incorporated	4.90	9-22-2024	155,000	172,283
UnitedHealth Group Incorporated	2.90	5-15-2050	125,000	126,259
				526,081
Life sciences tools & services: 0.54%
Thermo Fisher Scientific Incorporated	1.50	10-1-2039	200,000	245,834
Pharmaceuticals: 0.37%
Bristol-Myers Squibb Company	2.55	11-13-2050	175,000	167,338
Industrials: 2.73%
Aerospace & defense: 0.69%
United Technologies Corporation	4.13	11-16-2028	270,000	310,651
Airlines: 0.53%
US Airways Group Incorporated	4.63	12-3-2026	238,669	240,455
Professional services: 0.42%
Equifax Incorporated	3.10	5-15-2030	175,000	187,929
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail: 1.09%
Penske Truck Leasing Company LP 144A	3.45%	7-1-2024	$240,000	$ 257,337
Union Pacific Corporation	2.40	2-5-2030	230,000	237,420
				494,757
Information technology: 5.57%
Communications equipment: 0.90%
Motorola Solutions Incorporated	4.60	2-23-2028	350,000	407,863
Electronic equipment, instruments & components: 0.36%
Jabil Incorporated	3.60	1-15-2030	150,000	162,308
IT services: 1.10%
Fiserv Incorporated	2.65	6-1-2030	45,000	46,592
Fiserv Incorporated	3.50	7-1-2029	140,000	154,048
Western Union Company	4.25	6-9-2023	275,000	293,870
				494,510
Semiconductors & semiconductor equipment: 1.50%
Marvell Technology Group Limited 144A	4.88	6-22-2028	80,000	92,480
Microchip Technology Incorporated	2.67	9-1-2023	230,000	239,550
Qualcomm Incorporated	3.25	5-20-2027	315,000	347,920
				679,950
Software: 0.94%
Oracle Corporation	2.88	3-25-2031	355,000	369,228
Oracle Corporation	3.60	4-1-2050	55,000	56,477
				425,705
Technology hardware, storage & peripherals: 0.77%
Dell International LLC / EMC Corporation	5.45	6-15-2023	170,000	184,427
Dell International LLC / EMC Corporation	6.20	7-15-2030	95,000	122,156
NetApp Incorporated	2.70	6-22-2030	40,000	41,739
				348,322
Materials: 0.55%
Chemicals: 0.55%
Westlake Chemical Corporation	1.63	7-17-2029	200,000	247,822
Real estate: 1.97%
Equity REITs: 1.40%
Equinix Incorporated	2.15	7-15-2030	275,000	273,244
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024	105,000	114,758
Simon Property Group LP	1.75	2-1-2028	60,000	59,679
VEREIT Operating Partnership LP	2.85	12-15-2032	130,000	135,800
Vornado Realty LP	3.40	6-1-2031	50,000	51,697
				635,178
Real estate management & development: 0.57%
Simon Property Group LP	3.25	9-13-2049	255,000	257,305
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.03%
Electric utilities: 2.03%
Duke Energy Florida LLC	1.75%	6-15-2030		$90,000	$ 88,091
Nevada Power Company	2.40	5-1-2030		125,000	128,552
New York State Electric & Gas Corporation 144A	3.25	12-1-2026		145,000	157,800
Oglethorpe Power Corporation	3.75	8-1-2050		125,000	131,932
Pacificorp	3.50	6-15-2029		295,000	328,717
Union Electric Company	2.95	3-15-2030		80,000	85,699
					920,791
Total Corporate bonds and notes (Cost $21,093,015)					22,813,961
Foreign corporate bonds and notes: 26.97%
Communication services: 0.61%
Diversified telecommunication services: 0.32%
Deutsche Telekom International Finance BV	2.25	4-13-2029	GBP	100,000	145,357
Wireless telecommunication services: 0.29%
Tele2 AB	2.13	5-15-2028	EUR	100,000	130,675
Consumer discretionary: 0.57%
Automobiles: 0.27%
Renault SA	2.38	5-25-2026	EUR	100,000	120,176
Textiles, apparel & luxury goods: 0.30%
Burberry Group plc	1.13	9-21-2025	GBP	100,000	137,835
Consumer staples: 1.33%
Beverages: 0.28%
Coca-Cola European Partners plc	1.50	11-8-2027	EUR	100,000	127,182
Food & staples retailing: 0.54%
Tesco Corporate Treasury Services plc	0.88	5-29-2026	EUR	200,000	243,747
Household products: 0.51%
Essity AB	0.25	2-8-2031	EUR	200,000	229,741
Energy: 1.87%
Oil, gas & consumable fuels: 1.87%
BP Capital Markets plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.88%) ʊ±	3.25	3-22-2026	EUR	100,000	126,638
BP Capital Markets plc (U.S. Treasury 3 Month Bill +4.17%) ʊ±	4.25	3-22-2027	GBP	100,000	146,478
National Grid Gas plc	1.13	1-14-2033	GBP	200,000	252,820
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	196,670
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.71	12-29-2049	EUR	100,000	123,318
					845,924
Financials: 10.98%
Banks: 6.53%
Australia and New Zealand Banking Group (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.12%) ±	0.67	5-5-2031	EUR	100,000	118,096
Banco BPM SpA	2.50	6-21-2024	EUR	100,000	125,534
Banco de Sabadell SA	1.13	3-27-2025	EUR	100,000	120,826
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Bankia SA	1.13%	11-12-2026	EUR	100,000	$ 122,339
Bankinter SA	0.63	10-6-2027	EUR	100,000	119,371
Barclays plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.32%) ±	2.38	10-6-2023	GBP	100,000	141,342
Bawag Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.30%) ±	2.38	3-26-2029	EUR	100,000	123,826
BNP Paribas	1.25	3-19-2025	EUR	200,000	247,486
Credit Agricole Assurances	2.00	7-17-2030	EUR	200,000	248,289
Jyske Bank AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.90%) ±	2.25	4-5-2029	EUR	150,000	185,492
Landsbankinn HF	1.38	3-14-2022	EUR	100,000	119,705
Lloyds Banking Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.85%) ±	0.50	11-12-2025	EUR	100,000	120,246
Lloyds Banking Group plc	2.25	10-16-2024	GBP	100,000	143,999
Mizuho Financial Group	0.80	4-15-2030	EUR	100,000	120,500
NIBC Bank NV	2.00	4-9-2024	EUR	100,000	123,755
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am +3.15%) ±	2.88	6-18-2032	EUR	100,000	129,606
Royal Bank of Scotland Group plc (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year +1.49%) ±	2.88	9-19-2026	GBP	100,000	147,021
Toronto Dominion Bank	3.23	7-24-2024	CAD	300,000	257,476
Unicredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.80%) ±	2.73	1-15-2032	EUR	200,000	242,408
					2,957,317
Capital markets: 1.41%
Cellnex Finance Company SA	2.00	2-15-2033	EUR	100,000	117,384
Credit Suisse Group AG (UK Gilts 1 Year +2.23%) ±	2.25	6-9-2028	GBP	200,000	283,777
UBS Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +0.55%) ±	0.25	1-29-2026	EUR	200,000	238,033
					639,194
Consumer finance: 0.69%
PSA Banque France	0.63	6-21-2024	EUR	100,000	120,586
Transurban Finance Company	1.75	3-29-2028	EUR	150,000	191,528
					312,114
Insurance: 2.35%
Legal & General Group plc (U.S. Treasury 3 Month Bill +9.33%) ±	10.00	7-23-2041	GBP	200,000	278,158
Mandatum Life Insurance Company Limited (3 Month EURIBOR +2.30%) ±	1.88	10-4-2049	EUR	200,000	242,639
Munich Re Group (ICE LIBOR GBP 3 Month +4.95%) ±	6.63	5-26-2042	GBP	100,000	145,570
Sampo Oyj	1.63	2-21-2028	EUR	100,000	129,520
Sampo Oyj (3 Month EURIBOR +4.05%) ±	3.38	5-23-2049	EUR	100,000	134,798
Swiss Re Finance (Luxembourg) SA (EURIBOR ICE Swap Rate 11:00am +2.85%) ±	2.53	4-30-2050	EUR	100,000	130,872
					1,061,557
Health care: 2.94%
Biotechnology: 0.44%
GlaxoSmithKline Capital Incorporated	1.63	5-12-2035	GBP	150,000	201,130
See accompanying notes to portfolio of investments

6  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Health care equipment & supplies: 1.00%
Molnlycke Holding AB	0.63%	1-15-2031	EUR	200,000	$ 230,092
Motability Operations Group plc	2.38	7-3-2039	GBP	150,000	222,237
					452,329
Health care providers & services: 0.42%
Fresenius Medical Care AG & Company	1.50	5-29-2030	EUR	150,000	189,137
Pharmaceuticals: 1.08%
Bayer AG (EURIBOR ICE Swap Rate 11:00am +2.65%) ±	2.38	11-12-2079	EUR	100,000	120,069
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.11%) ±	3.13	11-12-2079	EUR	100,000	123,318
Merck KGaA (EURIBOR ICE Swap Rate 11:00am +1.95%) ±	1.63	6-25-2079	EUR	100,000	122,267
Phoenix PIB Dutch Finance BV	2.38	8-5-2025	EUR	100,000	122,528
					488,182
Industrials: 1.10%
Aerospace & defense: 0.57%
MTU Aero Engines AG	3.00	7-1-2025	EUR	200,000	258,697
Commercial services & supplies: 0.53%
Rentokil Initial plc	0.50	10-14-2028	EUR	200,000	237,283
Materials: 1.64%
Chemicals: 1.13%
Arkema SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.57%) ʊ±	1.50	10-21-2025	EUR	100,000	119,475
Sika Capital BV	1.50	4-29-2031	EUR	100,000	129,905
Solvay SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.92%) ʊ±	4.25	12-4-2023	EUR	100,000	127,434
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	131,921
					508,735
Construction materials: 0.51%
Holcim Finance (Luxembourg) SA	0.50	4-23-2031	EUR	200,000	231,760
Real estate: 2.14%
Equity REITs: 0.81%
Inmobiliaria Colonial SA	0.75	6-22-2029	EUR	200,000	234,907
Tritax Big Box REIT plc	1.50	11-27-2033	GBP	100,000	133,258
					368,165
Real estate management & development: 1.33%
Akelius Residential Property AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.48%) ±	2.25	5-17-2081	EUR	100,000	118,805
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	100,000	125,390
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.18%) ʊ±	1.50	3-11-2026	EUR	100,000	115,845
Heimstaden Bostad AB	1.13	1-21-2026	EUR	100,000	121,849
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	118,364
					600,253
See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  7

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 3.79%
Electric utilities: 2.37%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.37%) ʊ±	2.88%	12-15-2026	EUR	200,000	$ 244,376
Electricite de France SA	5.50	10-17-2041	GBP	100,000	205,685
Enel Finance International NV	0.38	6-17-2027	EUR	100,000	119,904
ESB Finance Designated Activity Company	1.13	6-11-2030	EUR	100,000	125,411
Iberdrola International BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.32%) ʊ±	1.87	1-28-2026	EUR	200,000	244,383
Reseau de Transport d'Electricite	1.88	10-23-2037	EUR	100,000	135,461
					1,075,220
Gas utilities: 0.89%
APT Pipelines Limited	2.00	7-15-2030	EUR	180,000	230,716
Snam SpA	1.50	12-7-2028	EUR	150,000	172,003
					402,719
Water utilities: 0.53%
FCC Aqualia SA	1.41	6-8-2022	EUR	200,000	239,381
Total Foreign corporate bonds and notes (Cost $11,344,499)					12,203,810
Municipal obligations: 0.41%
New Jersey: 0.41%
Transportation revenue: 0.41%
New Jersey State Transportation Trust Fund Authority Transportation System Refunding Bond Series B	4.13	6-15-2042		$165,000	187,856
Total Municipal obligations (Cost $165,000)					187,856
U.S. Treasury securities: 0.54%
U.S. Treasury Bond	1.63	11-15-2050		275,000	246,984
Total U.S. Treasury securities (Cost $233,122)					246,984
Yankee corporate bonds and notes: 14.04%
Communication services: 2.93%
Interactive media & services: 1.07%
Tencent Holdings Limited 144A	3.60	1-19-2028		445,000	486,899
Media: 0.40%
WPP Finance Limited 2010	3.75	9-19-2024		165,000	179,455
Wireless telecommunication services: 1.46%
Telefonica Emisiones SAU	4.10	3-8-2027		250,000	281,388
Vodafone Group plc	4.38	5-30-2028		325,000	378,063
					659,451
Consumer discretionary: 1.72%
Automobiles: 1.25%
Nissan Motor Company 144A	3.52	9-17-2025		260,000	277,635
Nissan Motor Company 144A	4.35	9-17-2027		260,000	285,801
					563,436
See accompanying notes to portfolio of investments

8  |  Wells Fargo Global Investment Grade Credit Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet & direct marketing retail: 0.47%
Prosus NV 144A	3.83%	2-8-2051	$230,000	$ 214,034
Consumer staples: 0.83%
Household products: 0.83%
Reckitt Benckiser Treasury Services plc 144A	2.75	6-26-2024	355,000	374,841
Energy: 0.56%
Oil, gas & consumable fuels: 0.56%
Equinor ASA	2.38	5-22-2030	30,000	30,932
Saudi Arabian Oil Company 144A	4.38	4-16-2049	75,000	86,348
Siemens Financieringsmaatschappij NV 144A	2.35	10-15-2026	130,000	136,497
				253,777
Financials: 6.51%
Banks: 4.31%
Banco Santander SA	3.49	5-28-2030	200,000	215,962
HSBC Holdings plc (U.S. SOFR+2.39%) ±	2.85	6-4-2031	200,000	207,634
HSBC Holdings plc	4.30	3-8-2026	230,000	259,425
National Australia Bank 144A	2.33	8-21-2030	260,000	252,346
Royal Bank of Scotland Group plc	3.88	9-12-2023	290,000	309,791
Sumitomo Mitsui Financial Group	2.13	7-8-2030	200,000	201,083
Sumitomo Mitsui Financial Group	3.10	1-17-2023	220,000	229,296
Westpac Banking Corporation (5 Year Treasury Constant Maturity+1.35%) ±	2.89	2-4-2030	70,000	72,602
Westpac Banking Corporation	3.65	5-15-2023	190,000	201,437
				1,949,576
Capital markets: 0.33%
Macquarie Group Limited (3 Month LIBOR+1.02%) 144A±	3.19	11-28-2023	145,000	150,178
Diversified financial services: 1.18%
GE Capital International Funding Company	4.42	11-15-2035	445,000	533,324
Insurance: 0.69%
Athene Holding Limited	3.50	1-15-2031	295,000	314,514
Information technology: 0.82%
Semiconductors & semiconductor equipment: 0.82%
NXP BV 144A	3.40	5-1-2030	85,000	92,812
NXP BV 144A	3.88	6-18-2026	250,000	276,887
				369,699
Real estate: 0.67%
Equity REITs: 0.67%
Scentre Group Trust 2 Company (5 Year Treasury Constant Maturity+4.69%) 144A±	5.13	9-24-2080	285,000	303,881
Total Yankee corporate bonds and notes (Cost $5,914,598)				6,353,065

See accompanying notes to portfolio of investments

Wells Fargo Global Investment Grade Credit Fund  |  9

Portfolio of investments—June 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.21%
Investment companies: 4.21%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,903,293	$ 1,903,293
Total Short-term investments (Cost $1,903,293)				1,903,293
Total investments in securities (Cost $41,888,846)	99.38%			44,975,054
Other assets and liabilities, net	0.62			278,794
Total net assets	100.00%			$45,253,848

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
CAD	Canadian dollar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,157,095	$16,415,883	$(15,669,685)	$0	$0	$1,903,293	4.21%	1,903,293	$234
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
261,524 USD	325,000 CAD	State Street Bank & Trust Company	7-28-2021	$0	$(654)
10,417,459 USD	8,750,000 EUR	State Street Bank & Trust Company	7-28-2021	36,553	0
2,981,878 USD	2,150,000 GBP	State Street Bank & Trust Company	7-28-2021	7,549	0
				$44,102	$(654)
See accompanying notes to portfolio of investments

10  |  Wells Fargo Global Investment Grade Credit Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Wells Fargo Global Investment Grade Credit Fund  |  11

Notes to portfolio of investments—June 30, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,266,085	$0	$1,266,085
Corporate bonds and notes	0	22,813,961	0	22,813,961
Foreign corporate bonds and notes	0	12,203,810	0	12,203,810
Municipal obligations	0	187,856	0	187,856
U.S. Treasury securities	246,984	0	0	246,984
Yankee corporate bonds and notes	0	6,353,065	0	6,353,065
Short-term investments
Investment companies	1,903,293	0	0	1,903,293
	2,150,277	42,824,777	0	44,975,054
Forward foreign currency contracts	0	44,102	0	44,102
Total assets	$2,150,277	$42,868,879	$0	$45,019,156
Liabilities
Forward foreign currency contracts	$0	$654	$0	$654
Total liabilities	$0	$654	$0	$654
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

12  |  Wells Fargo Global Investment Grade Credit Fund